Exhibit 99.1

World Omni Auto Receivables Trust 2024-A

Monthly Servicer Certificate

February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	797,069,738.10	32,824
Yield Supplement Overcollateralization Amount 01/31/25	59,869,559.92	0
Receivables Balance 01/31/25	856,939,298.02	32,824
Principal Payments	31,493,890.83	564
Defaulted Receivables	977,124.89	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	56,625,747.47	0
Pool Balance at 02/28/25	767,842,534.83	32,228

Pool Statistics	$ Amount	# of Accounts
Pool Factor	61.36%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,343,677,474.68	40,916

Delinquent Receivables:
Past Due 31-60 days	9,970,460.86	317
Past Due 61-90 days	2,918,058.04	94
Past Due 91-120 days	687,059.04	23
Past Due 121+ days	0.00	0
Total	13,575,577.94	434

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.65%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.44%
Delinquency Trigger Occurred	NO

Recoveries	860,504.95
Aggregate Net Losses/(Gains) - February 2025	116,619.94
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.16%
Prior Net Losses/(Gains) Ratio	0.79%
Second Prior Net Losses/(Gains) Ratio	1.25%
Third Prior Net Losses/(Gains) Ratio	0.69%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	8,830,189.15
Actual Overcollateralization	8,830,189.15
Weighted Average Contract Rate	6.57%
Weighted Average Contract Rate, Yield Adjusted	10.47%
Weighted Average Remaining Term	49.27

Flow of Funds	$ Amount
Collections	36,980,145.32
Investment Earnings on Cash Accounts	14,741.67
Servicing Fee	(714,116.08)
Transfer to Collection Account	-
Available Funds	36,280,770.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,910,742.64
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	156,390.25
(5) Noteholders' Second Priority Principal Distributable Amount	1,620,901.28
(6) Class C Interest	81,597.00
(7) Noteholders' Third Priority Principal Distributable Amount	18,440,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,830,189.15
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,240,950.59

Total Distributions of Available Funds	36,280,770.91

Servicing Fee	714,116.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,710,000.00
Original Class B	36,870,000.00
Original Class C	18,440,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	787,903,436.11
Principal Paid	28,891,090.43
Note Balance @ 03/17/25	759,012,345.68

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2a
Note Balance @ 02/18/25	84,446,813.36
Principal Paid	11,593,426.56
Note Balance @ 03/17/25	72,853,386.80
Note Factor @ 03/17/25	41.8072919%

Class A-2b
Note Balance @ 02/18/25	125,996,622.75
Principal Paid	17,297,663.87
Note Balance @ 03/17/25	108,698,958.88
Note Factor @ 03/17/25	41.8072919%

Class A-3
Note Balance @ 02/18/25	434,260,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	434,260,000.00
Note Factor @ 03/17/25	100.0000000%

Class A-4
Note Balance @ 02/18/25	87,890,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	87,890,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	36,870,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	36,870,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	18,440,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	18,440,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,148,729.89
Total Principal Paid	28,891,090.43
Total Paid	32,039,820.32

Class A-1
Coupon	5.51900%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.05000%
Interest Paid	355,380.34
Principal Paid	11,593,426.56
Total Paid to A-2a Holders	11,948,806.90

Class A-2b
SOFR Rate	4.33864%
Coupon	4.67864%
Interest Paid	442,119.63
Principal Paid	17,297,663.87
Total Paid to A-2b Holders	17,739,783.50

Class A-3
Coupon	4.86000%
Interest Paid	1,758,753.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,758,753.00

Class A-4
Coupon	4.84000%
Interest Paid	354,489.67
Principal Paid	0.00
Total Paid to A-4 Holders	354,489.67

Class B
Coupon	5.09000%
Interest Paid	156,390.25
Principal Paid	0.00
Total Paid to B Holders	156,390.25

Class C
Coupon	5.31000%
Interest Paid	81,597.00
Principal Paid	0.00
Total Paid to C Holders	81,597.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5682533
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.5649422
Total Distribution Amount	26.1331955

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.0393684
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.5294764
Total A-2a Distribution Amount	68.5688448

A-2b Interest Distribution Amount	1.7004601
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.5294764
Total A-2b Distribution Amount	68.2299365

A-3 Interest Distribution Amount	4.0500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.0500000

A-4 Interest Distribution Amount	4.0333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0333334

B Interest Distribution Amount	4.2416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2416667

C Interest Distribution Amount	4.4250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	56.10
Noteholders' Third Priority Principal Distributable Amount	638.26
Noteholders' Principal Distributable Amount	305.64

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	3,072,738.16
Investment Earnings	10,022.76
Investment Earnings Paid	(10,022.76)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	3,072,738.16
Change	-

Required Reserve Amount	3,072,738.16